Basis of presentation	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation

Note  3.      Basis of presentation

The consolidated financial statements are prepared in accordance with the Generally Accepted Accounting Principles in the United States of America (“US GAAP”) as set forth in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC). All amounts are in United States dollars (“USD”) unless otherwise stated.

Reverse Recapitalization

On January 1, 2023, SEALSQ Corp, then a so-called empty shell private company with no operating activities that was not considered a business under US GAAP standards, acquired SEALSQ France SAS, a private operating company, and its affiliates. Before this acquisition, both companies were wholly owned by WISeKey International Holding Ltd (“WISeKey”) therefore the combination of SEALSQ and SEALSQ France SAS is a transaction under common control in line with ASC 805-50. The combination was accounted for as a reverse acquisition in line with ASC 805-40 (Reverse Acquisitions). This transaction being a capital transaction in substance, it qualifies as a reverse acquisition that is considered a recapitalization under common control whereby SEALSQ Corp is the legal acquirer and accounting acquiree, whereas SEALSQ France SAS is the legal acquiree and accounting acquirer. In accordance with ASC 805-40, the consolidated financial statements are therefore issued by the legal parent, SEALSQ Corp, but are considered to be the continuation of the financial statements of the legal subsidiary, SEALSQ France SAS.

In line with ASC 805-50 in relation to transactions under common control, comparative information in SEALSQ’s consolidated financial statements assume the transaction occurred on the date when SEALSQ was formed on April 1, 2022. The assets and liabilities of the accounting acquiree, SEALSQ Corp, have been consolidated from April 1, 2022. The transaction being under common control, the assets and liabilities of SEALSQ were initially measured at their carrying amounts in the accounts of WISeKey, in line with ASC 805-50-30-3. No goodwill arose as a result of the transaction. The consolidated statement of comprehensive losses includes the results of SEALSQ Corp from April 1, 2022.

The newly formed company was then listed on the Nasdaq stock exchange on May 23, 2023 through a spin-off by WISeKey of 20% of the ordinary share capital.